Statements of Appropriation of Retained Earnings (Disposition of Deficit) (Tables)	12 Months Ended
Dec. 31, 2022
Statement of Appropriation of Retained Earnings [Abstract]
Statements of Appropriation of Retained Earnings (Disposition of Deficit)	Statements of disposition of deficit of KEPCO, the controlling company, for the years ended December 31, 2021 and 2022, respectively, are as follows:

		2021	2022

		In millions of won except for dividends per share
I. Deficit before disposition
Undisposed deficit carried over from prior years	￦	—	—
Net loss		(5,607,732)	(25,297,713)
Remeasurement of the defined benefit plan		107,884	327,056

		(5,499,848)	(24,970,657)

II. Transfer from voluntary reserves		5,499,848	24,970,657

III. Subtotal ( I+II )		—	—

IV. Disposition of deficit

V. Undisposed deficit to be carried over forward to subsequent year		—	—